Employee Benefits - Disclosure of Detailed Information About Employee Benefits (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Short-term employee benefits expense [abstract]
Salaries and wages	€ 3,454	€ 2,876	€ 6,476	€ 5,505
WBSO subsidy	(1,071)	(733)	(2,319)	(1,900)
Social security premiums	291	198	579	449
Health insurance	65	69	215	188
Pension costs	294	188	564	390
Share-based compensation	1,806	2,109	3,058	4,554
Other personnel expense	1,150	224	1,786	433
Total employee benefits expense	€ 5,989	€ 4,931	€ 10,359	€ 9,619